Lease - Schedule of Components of Lease Expense (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 140,688	$ 18,108	$ 152,412	$ 302,870	$ 38,701	$ 304,824
Total lease cost	140,688	18,108	152,412	302,870	38,701	304,824
Operating lease:
Operating lease right-of-use assets	381,569			508,848		272,561	$ 49,112	$ 65,021
Current operating lease obligation	263,445			271,286		272,561	33,908	34,665
Noncurrent operating lease obligation	118,124			237,562			15,204	30,356
Total operating lease obligation	$ 381,569			$ 508,848		$ 272,561	$ 49,112	$ 65,021
Weighted average remaining lease term (in years):
Operating lease	1 year 5 months 1 day			1 year 11 months 1 day		11 months 1 day	1 year 5 months 1 day	1 year 11 months 1 day
Weighted average discount rate:
Operating lease	5.90%			5.90%		5.00%	5.90%	5.90%
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$ 140,688	18,108	152,412	$ 302,870	38,701	$ 304,824
Right of use assets obtained in exchange for lease obligation:
Operating lease				$ 529,700	$ 67,686